Loans payable at February 28, 2023 consisted of the following: (Details) - USD ($)														3 Months Ended				12 Months Ended
		May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022	Oct. 28, 2022	Feb. 28, 2022	Sep. 16, 2018	Aug. 11, 2018	May 31, 2023		Aug. 31, 2022	May 31, 2022	Feb. 28, 2023		Feb. 28, 2022	Aug. 30, 2022	Jan. 11, 2022	Feb. 28, 2021
Short-Term Debt [Line Items]
Debt instrument, face amount														$ 32,427,346				$ 31,254,346			$ 3,000,000
Less: current portion of loans payable														(17,569,985)				(11,569,986)
Less: discount on non-current loans payable														(4,973,120)				(4,130,291)
Non-current loans payable, net of discount														9,884,241				15,554,069
Current portion of loans payable														17,569,985				11,569,986
Less: discount on current portion of loans payable														(1,348,996)				(1,651,597)
Current portion of loans payable, net of discount														16,220,989				9,918,389
Debt Instrument accrued interest																		342,138
Total debt instrument face ammount																		2,004,091
Accrued Liabilities																		62,979
Debt discount											$ 114,000									$ 114,000
Debt instrument, unamortized discount																		(0)			$ 39,500
Interest expenses														$ 1,606,216			$ 1,175,030	5,426,364		16,129,499
Interest payable, current											28,104							28,104		28,104
Fair value of warrants											$ 0									0			$ 0
Common stock issued for debt conversion																				898,705
Class of Warrant or Right, Outstanding																					2,960,500
Common Stock [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance of Debt																		$ 821,027		$ 13,108,624
Stock Issued During Period, Shares, New Issues																		1,057,841,576		645,168,473
Warrant [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues																		3,324,212		411,000,000
Promissory Note Payable 01 [Member]
Short-Term Debt [Line Items]
Date of issuance														Jul. 18, 2016	[1],[2]			Jul. 18, 2016	[3],[4]
Debt instrument, face amount														$ 3,500	[1],[2]			$ 3,500	[3],[4]
Annual interest rate														22.00%	[1],[2]			22.00%
Default interest rate																		22.00%
Promissory Note Payable 02 [Member]
Short-Term Debt [Line Items]
Date of issuance														Dec. 10, 2020				Jun. 11, 2018	[5],[6]
Debt instrument, face amount														$ 3,921,168
Annual interest rate														12.00%				25.00%
Convertible Debt														$ 2,683,357
Interest Payable Current and Noncurrent 1														$ 1,237,811
Promissory Note Payable 02 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.002
Common stock issued for debt conversion														$ 3,921,168
Fair Value of Notes														$ 990,000
Promissory Note Payable 03 [Member]
Short-Term Debt [Line Items]
Date of issuance														Dec. 10, 2020	[7]			Jan. 31, 2019	[5],[8]
Debt instrument, face amount	[7]													$ 3,054,338
Annual interest rate														12.00%	[7]			15.00%
Convertible Debt														$ 1,460,794
Interest Payable Current and Noncurrent 1														$ 1,593,544
Promissory Note Payable 03 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.002
Common stock issued for debt conversion														$ 3,054,338
Fair Value of Notes														$ 550,000
Promissory Note Payable04 [Member]
Short-Term Debt [Line Items]
Date of issuance														Dec. 10, 2020	[9]			May 09, 2019	[5],[10]
Debt instrument, face amount	[9]													$ 165,605
Annual interest rate														12.00%	[9]			15.00%
Convertible Debt														$ 103,180
Interest Payable Current and Noncurrent 1														$ 62,425
Promissory Note Payable04 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.002
Common stock issued for debt conversion														$ 165,605
Fair Value of Notes														$ 176,000
Stock Issued During Period, Shares, New Issues														80,000,000
Promissory Note Payable05 [Member]
Short-Term Debt [Line Items]
Date of issuance														Dec. 14, 2020	[11]			May 31, 2019	[5],[12]
Debt instrument, face amount	[11]													$ 310,375
Annual interest rate														12.00%	[11]			15.00%
Convertible Debt														$ 235,000
Interest Payable Current and Noncurrent 1														$ 75,375
Promissory Note Payable05 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.002
Common stock issued for debt conversion														$ 310,375
Fair Value of Notes														$ 182,500
Stock Issued During Period, Shares, New Issues														25,000,000
Promissory Note Payable06 [Member]
Short-Term Debt [Line Items]
Date of issuance														Dec. 30, 2020	[13]			Jun. 26, 2019	[5],[14]
Debt instrument, face amount	[13]													$ 350,000
Annual interest rate														12.00%	[13]			15.00%
Debt Conversion Original Debt Amount 2														$ 35,000
Number of Warrants Issued														50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.025
Class of Warrant Or Right Warrants Term														3 years
Debt discount														$ 271,250
Interest Expense, Debt, Excluding Amortization														39,904
Debt instrument, unamortized discount														153,611
Fair value of warrants														$ 271,250
Promissory Note Payable 07 [Member]
Short-Term Debt [Line Items]
Date of issuance	[5],[15]																	Sep. 24, 2019
Annual interest rate																		15.00%
Promissory Note Payable 08 [Member]
Short-Term Debt [Line Items]
Date of issuance	[5],[16]																	Jan. 30, 2020
Annual interest rate																		15.00%
Promissory Note Payable 09 [Member]
Short-Term Debt [Line Items]
Date of issuance	[5],[17]																	Feb. 27, 2020
Annual interest rate																		15.00%
Promissory Note Payable10 [Member]
Short-Term Debt [Line Items]
Date of issuance														Feb. 22, 2021	[18]			Apr. 16, 2020	[5],[19]
Debt instrument, face amount														$ 1,650,000	[18]			$ 6,000,000	[20]
Annual interest rate														12.00%	[18]			15.00%
Debt Conversion Original Debt Amount 2														$ 150,000
Number of Warrants Issued														100,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.0164			$ 0.135						$ 0.0164
Class of Warrant Or Right Warrants Term														3 years
Debt discount														$ 1,342,857
Interest Expense, Debt, Excluding Amortization														159,064
Debt instrument, unamortized discount														953,197
Interest expenses											$ 950,000
Fair value of warrants														$ 1,342,857
Promissory Note Payable10 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of Warrants Issued														50,000,000
Class of Warrant Or Right Warrants Term											3 years
Promissory Note Payable11 [Member]
Short-Term Debt [Line Items]
Date of issuance														Mar. 01, 2021	[21]			May 12, 2020	[5],[22]
Debt instrument, face amount	[21]													$ 6,000,000
Annual interest rate														12.00%	[21]			15.00%
Debt Conversion, Original Debt, Amount														$ 600,000
Proceeds from Issuance of Debt														$ 5,400,000
Number of Warrants Issued														300,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.135
Class of Warrant Or Right Warrants Term														3 years
Debt discount														$ 4,749,005
Interest expenses											$ 2,850,000
Promissory Note Payable11 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of Warrants Issued														150,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.0164									0.0164
Class of Warrant Or Right Warrants Term											3 years
Promissory Note Payable11 [Member] | Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Fair value of warrants														$ 4,749,005
Promissory Note Payable12 [Member]
Short-Term Debt [Line Items]
Date of issuance														Jun. 08, 2021	[23]			May 22, 2020	[5],[24]
Debt instrument, face amount	[23]													$ 2,750,000
Annual interest rate														12.00%	[23]			15.00%
Debt Conversion Original Debt Amount 2														$ 50,000
Number of Warrants Issued														170,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.064
Class of Warrant Or Right Warrants Term														3 years
Debt discount														$ 2,035,033
Interest Expense, Debt, Excluding Amortization														154,910
Debt instrument, unamortized discount														639,308
Interest expenses											$ 1,615,000
Fair value of warrants														$ 2,035,033
Promissory Note Payable12 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of Warrants Issued														85,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.0164									0.0164
Class of Warrant Or Right Warrants Term											3 years
Promissory Note Payable13 [Member]
Short-Term Debt [Line Items]
Date of issuance														Jul. 12, 2021	[25]			Jun. 02, 2020	[5],[26]
Debt instrument, face amount	[25]													$ 3,857,360
Annual interest rate														7.00%	[25]			15.00%
Principal ammount														$ 4,000,160
Repayment of notes														$ 27,000
Promissory Note Payable14 [Member]
Short-Term Debt [Line Items]
Date of issuance														Sep. 14, 2021	[27]			Jun. 09, 2020	[5],[28]
Debt instrument, face amount	[27]													$ 1,650,000
Annual interest rate														12.00%	[27]			15.00%
Debt Conversion Original Debt Amount 2														$ 150,000
Number of Warrants Issued														250,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.037
Class of Warrant Or Right Warrants Term														3 years
Debt discount														$ 1,284,783
Interest Expense, Debt, Excluding Amortization														86,930
Debt instrument, unamortized discount														127,501
Fair value of warrants														$ 1,284,783
Promissory Note Payable15 [Member]
Short-Term Debt [Line Items]
Date of issuance														Jul. 28, 2022	[29]			Jun. 12, 2020	[5],[30]
Debt instrument, face amount	[29]													$ 170,000
Annual interest rate														15.00%	[29]			15.00%
Debt Conversion Original Debt Amount 2														$ 20,000
Interest Expense, Debt, Excluding Amortization														5,287
Debt instrument, unamortized discount														$ 3,739
Promissory Note Payable16 [Member]
Short-Term Debt [Line Items]
Date of issuance														Aug. 30, 2022	[31]			Jun. 16, 2020	[5],[32]
Debt instrument, face amount	[31]													$ 3,000,000
Annual interest rate														15.00%	[31]			15.00%
Debt discount														$ 39,500
Interest Expense, Debt, Excluding Amortization														4,557
Debt instrument, unamortized discount														$ 26,312
Class of Warrant or Right, Outstanding														955,000,000
Rate of interest														15.00%
Class of warrant or right, outstanding														$ 2,960,500
Promissory Note Payable17 [Member]
Short-Term Debt [Line Items]
Date of issuance														Sep. 07, 2022	[33]			Sep. 15, 2020	[5],[34]
Debt instrument, face amount	[33]													$ 400,000
Annual interest rate														15.00%	[33]			10.00%
Debt Conversion Original Debt Amount 2														$ 50,000
Interest Expense, Debt, Excluding Amortization														12,342
Debt instrument, unamortized discount														$ 15,479
Promissory Note Payable18 [Member]
Short-Term Debt [Line Items]
Date of issuance														Sep. 08, 2022	[35]			Oct. 06, 2020	[5],[36]
Debt instrument, face amount														$ 475,000	[35]			$ 150,000
Annual interest rate														15.00%	[35]			12.00%
Debt Conversion Original Debt Amount 2														$ 75,000
Interest Expense, Debt, Excluding Amortization														18,930
Debt instrument, unamortized discount														$ 17,799
Interest payable, current																		$ 2,000
Interest payable, non current																		$ 8,500
Promissory Note Payable19 [Member]
Short-Term Debt [Line Items]
Date of issuance														Oct. 13, 2022	[37]			Nov. 12, 2020	[5],[38]
Debt instrument, face amount														$ 350,000	[37]			$ 110,000
Annual interest rate														15.00%	[37]			12.00%
Debt Conversion Original Debt Amount 2														$ 50,000				$ 10,000
Number of Warrants Issued																		70,000,000
Debt discount																		$ 41,176
Interest Expense, Debt, Excluding Amortization														12,290
Debt instrument, unamortized discount														$ 20,620
Fair value of warrants																		$ 41,176
Promissory Note Payable20 [Member]
Short-Term Debt [Line Items]
Date of issuance														Oct. 28, 2022	[39]			Nov. 23, 2020	[5],[40]
Debt instrument, face amount														$ 400,000	[39]			$ 65,000
Annual interest rate														15.00%	[39]			15.50%
Interest payable, non current																		$ 4,060
Line of credit facility														$ 4,000,000
Promissory Note Payable21 [Member]
Short-Term Debt [Line Items]
Date of issuance														Nov. 09, 2022	[39]			Nov. 23, 2020	[5],[41]
Debt instrument, face amount										$ 400,000				$ 400,000	[39]
Annual interest rate														15.00%	[39]			15.00%
Debt Conversion Original Debt Amount 2										50,000
Interest Expense, Debt, Excluding Amortization														$ 1,866
Debt instrument, unamortized discount														$ 346,157
Fair value of warrants																		$ 125,814
Promissory Note Payable22 [Member]
Short-Term Debt [Line Items]
Date of issuance														Nov. 10, 2022	[39]			Dec. 10, 2020	[5],[42]
Debt instrument, face amount									$ 400,000					$ 400,000	[39]
Annual interest rate														15.00%	[39]			12.00%
Debt Conversion Original Debt Amount 2									50,000
Interest Expense, Debt, Excluding Amortization														$ 1,838
Debt instrument, unamortized discount														$ 346,600
Fair value of warrants																		$ 54,545
Promissory Note Payable23 [Member]
Short-Term Debt [Line Items]
Date of issuance														Nov. 15, 2022	[39]			Dec. 10, 2020	[43]
Debt instrument, face amount								$ 400,000						$ 400,000	[39]			$ 3,921,168	[43]
Annual interest rate														15.00%	[39]			12.00%
Debt Conversion Original Debt Amount 2								50,000
Interest Expense, Debt, Excluding Amortization														$ 16,678
Debt instrument, unamortized discount														$ 349,214
Convertible Debt																		$ 2,683,357
Interest Payable Current and Noncurrent 1																		$ 1,237,811
Promissory Note Payable23 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.002
Common stock issued for debt conversion																		$ 3,921,168
Fair Value of Notes																		$ 990,000
Promissory Note Payable24 [Member]
Short-Term Debt [Line Items]
Date of issuance														Jan. 11, 2023	[39]			Dec. 10, 2020	[44]
Debt instrument, face amount							$ 400,000							$ 400,000	[39]			$ 3,054,338	[44]
Annual interest rate														15.00%	[39]			12.00%
Debt Conversion Original Debt Amount 2							50,000
Interest Expense, Debt, Excluding Amortization														$ 1,881
Debt instrument, unamortized discount														$ 345,914
Convertible Debt																		$ 1,460,794
Interest Payable Current and Noncurrent 1																		1,593,544
Promissory Note Payable24 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion																		3,054,338
Fair Value of Notes																		$ 550,000
Promissory Note Payable25 [Member]
Short-Term Debt [Line Items]
Date of issuance														Feb. 06, 2023	[39]			Dec. 10, 2020	[45]
Debt instrument, face amount						$ 400,000								$ 400,000	[39]			$ 165,605	[45]
Annual interest rate														15.00%	[39]			12.00%
Debt Conversion Original Debt Amount 2						50,000
Interest Expense, Debt, Excluding Amortization														$ 1,925
Debt instrument, unamortized discount														$ 345,265
Convertible Debt																		$ 103,180
Interest Payable Current and Noncurrent 1																		$ 62,425
Promissory Note Payable25 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.002
Common stock issued for debt conversion																		$ 165,605
Fair Value of Notes																		$ 176,000
Stock Issued During Period, Shares, New Issues																		80,000,000
Promissory Note Payable26 [Member]
Short-Term Debt [Line Items]
Date of issuance														Apr. 05, 2023	[39]			Dec. 14, 2020	[46]
Debt instrument, face amount					$ 400,000									$ 400,000	[39]			$ 310,375	[46]
Annual interest rate														15.00%	[39]			12.00%
Debt Conversion Original Debt Amount 2					50,000
Interest Expense, Debt, Excluding Amortization														$ 1,836
Debt instrument, unamortized discount														$ 346,590
Convertible Debt																		$ 235,000
Interest Payable Current and Noncurrent 1																		$ 75,375
Promissory Note Payable26 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.002
Common stock issued for debt conversion																		$ 310,375
Fair Value of Notes																		$ 182,500
Stock Issued During Period, Shares, New Issues																		25,000,000
Promissory Note Payable27 [Member]
Short-Term Debt [Line Items]
Date of issuance														Apr. 20, 2023	[39]			Dec. 30, 2020	[47]
Debt instrument, face amount				$ 400,000										$ 400,000	[39]			$ 350,000	[47]
Annual interest rate														15.00%	[39]			12.00%
Debt Conversion Original Debt Amount 2				$ 50,000														$ 35,000
Number of Warrants Issued																		50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.025
Class of Warrant Or Right Warrants Term																		3 years
Debt discount																		$ 271,250
Interest Expense, Debt, Excluding Amortization														$ 751				83,338
Debt instrument, unamortized discount														$ 345,494				193,515
Fair value of warrants																		$ 271,250
Promissory Note Payable28 [Member]
Short-Term Debt [Line Items]
Date of issuance														May 11, 2023	[39]			Dec. 31, 2021	[48]
Debt instrument, face amount			$ 400,000											$ 400,000	[39]			$ 25,000	[48]
Annual interest rate														15.00%	[39]			12.00%
Debt Conversion Original Debt Amount 2			$ 50,000
Interest Expense, Debt, Excluding Amortization														$ 196
Debt instrument, unamortized discount														352,023
Convertible Debt																		$ 9,200
Interest Payable Current and Noncurrent 1																		6,944
Promissory Note Payable28 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion																		$ 16,144
Promissory Note Payable29 [Member]
Short-Term Debt [Line Items]
Date of issuance	[49]																	Dec. 31, 2021
Debt instrument, face amount		$ 400,000																$ 145,000	[49]
Annual interest rate																		12.00%
Debt Conversion Original Debt Amount 2		$ 50,000
Interest Expense, Debt, Excluding Amortization														0
Debt instrument, unamortized discount														$ 398,983
Convertible Debt																		$ 79,500
Interest Payable Current and Noncurrent 1																		28,925
Promissory Note Payable29 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion																		$ 108,425
Promissory Note Payable30 [Member]
Short-Term Debt [Line Items]
Date of issuance	[50]																	Jan. 14, 2021
Debt instrument, face amount	[50]																	$ 550,000
Annual interest rate																		12.00%
Debt Conversion Original Debt Amount 2																		$ 250,000
Number of Warrants Issued																		50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.025
Class of Warrant Or Right Warrants Term																		3 years
Debt discount																		$ 380,174
Interest Expense, Debt, Excluding Amortization																		127,897
Debt instrument, unamortized discount																		239,336
Fair value of warrants																		$ 380,174
Promissory Note Payable31 [Member]
Short-Term Debt [Line Items]
Date of issuance	[51]																	Feb. 22, 2021
Debt instrument, face amount	[51]																	$ 1,650,000
Annual interest rate																		12.00%
Debt Conversion Original Debt Amount 2																		$ 150,000
Number of Warrants Issued																		100,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.0164							$ 0.135		$ 0.0164
Class of Warrant Or Right Warrants Term											3 years							3 years
Debt discount																		$ 1,342,857
Interest Expense, Debt, Excluding Amortization																		2,995,719
Debt instrument, unamortized discount																		1,112,261
Interest expenses											$ 950,000
Fair value of warrants																		$ 1,342,857
Promissory Note Payable31 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of Warrants Issued																				50,000,000
Promissory Note Payable32 [Member]
Short-Term Debt [Line Items]
Date of issuance	[20]																	Mar. 01, 2021
Debt instrument, face amount	[52]																	$ 2,750,000
Annual interest rate																		12.00%
Debt Conversion Original Debt Amount 2																		$ 50,000
Number of Warrants Issued																		170,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.0164							$ 0.064		$ 0.0164
Class of Warrant Or Right Warrants Term											3 years							3 years
Debt discount																		$ 2,035,033
Interest Expense, Debt, Excluding Amortization																		455,527
Debt instrument, unamortized discount																		794,218
Interest expenses											$ 1,615,000
Fair value of warrants																		$ 2,035,033
Promissory Note Payable32 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of Warrants Issued																				85,000,000
Promissory Note Payable33 [Member]
Short-Term Debt [Line Items]
Date of issuance	[52]																	Jun. 08, 2021
Debt instrument, face amount	[53]																	$ 3,884,360
Annual interest rate																		12.00%
Promissory Note Payable34 [Member]
Short-Term Debt [Line Items]
Date of issuance	[53]																	Jul. 12, 2021
Debt instrument, face amount																		$ 1,650,000
Annual interest rate																		7.00%
Debt Conversion Original Debt Amount 2																		$ 150,000
Number of Warrants Issued																		250,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.037
Class of Warrant Or Right Warrants Term																		3 years
Debt discount																		$ 1,284,783
Interest Expense, Debt, Excluding Amortization																		188,002
Debt instrument, unamortized discount																		1,214,431
Fair value of warrants																		1,284,783
Principal ammount																		4,000,160
Repayment of notes																		$ 115,800
Promissory Note Payable35 [Member]
Short-Term Debt [Line Items]
Date of issuance	[54]																	Sep. 14, 2021
Debt instrument, face amount	[54]																	$ 1,650,000
Annual interest rate																		12.00%
Promissory Note Payable36 [Member]
Short-Term Debt [Line Items]
Date of issuance	[55]																	Jul. 28, 2022
Debt instrument, face amount	[55]																	$ 170,000
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2																		$ 20,000
Interest Expense, Debt, Excluding Amortization																		10,974
Debt instrument, unamortized discount																		$ 9,026
Promissory Note Payable37 [Member]
Short-Term Debt [Line Items]
Date of issuance	[56]																	Aug. 30, 2022
Debt instrument, face amount	[57]																	$ 400,000
Annual interest rate																		15.00%
Debt discount																		$ 39,500
Interest Expense, Debt, Excluding Amortization																		8,632
Debt instrument, unamortized discount																		$ 30,868
Promissory Note Payable38 [Member]
Short-Term Debt [Line Items]
Date of issuance	[57]																	Sep. 07, 2022
Debt instrument, face amount	[56]																	$ 3,000,000
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2																		$ 50,000
Interest Expense, Debt, Excluding Amortization																		22,179
Debt instrument, unamortized discount																		$ 27,821
Rate of interest																		15.00%
Class of warrant or right, outstanding																		$ 2,960,500
Promissory Note Payable38 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding																		955,000,000
Promissory Note Payable39 [Member]
Short-Term Debt [Line Items]
Date of issuance	[58]																	Sep. 08, 2022
Debt instrument, face amount	[58]																	$ 475,000
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2																		$ 75,000
Interest Expense, Debt, Excluding Amortization																		38,271
Debt instrument, unamortized discount																		$ 32,909
Promissory Note Payable40 [Member]
Short-Term Debt [Line Items]
Date of issuance	[59]																	Oct. 13, 2022
Debt instrument, face amount	[59]																	$ 350,000
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2																		$ 50,000
Interest Expense, Debt, Excluding Amortization																		17,091
Debt instrument, unamortized discount																		$ 46,407
Promissory Note Payable41 [Member]
Short-Term Debt [Line Items]
Date of issuance	[60]																	Oct. 28, 2022
Debt instrument, face amount	[60]																	$ 400,000
Annual interest rate																		15.00%
Promissory Note Payable42 [Member]
Short-Term Debt [Line Items]
Date of issuance	[60]																	Nov. 09, 2022
Debt instrument, face amount									400,000									$ 400,000	[60]
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2									$ 50,000
Interest Expense, Debt, Excluding Amortization																		$ 1,312
Debt instrument, unamortized discount																		$ 348,438
Promissory Note Payable43 [Member]
Short-Term Debt [Line Items]
Date of issuance	[60]																	Nov. 10, 2022
Debt instrument, face amount								400,000										$ 400,000	[60]
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2								$ 50,000
Interest Expense, Debt, Excluding Amortization																		$ 1,139
Debt instrument, unamortized discount																		$ 350,881
Promissory Note Payable44 [Member]
Short-Term Debt [Line Items]
Date of issuance	[60]																	Nov. 15, 2022
Debt instrument, face amount							400,000											$ 400,000	[60]
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2							$ 50,000
Interest Expense, Debt, Excluding Amortization																		$ 2,143
Debt instrument, unamortized discount																		$ 347,815
Promissory Note Payable45 [Member]
Short-Term Debt [Line Items]
Date of issuance	[60]																	Jan. 11, 2023
Debt instrument, face amount																		$ 400,000	[60]			$ 400,000
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2						$ 50,000
Interest Expense, Debt, Excluding Amortization																		$ 802
Debt instrument, unamortized discount																		$ 347,189
Promissory Note Payable46 [Member]
Short-Term Debt [Line Items]
Date of issuance	[60]																	Feb. 06, 2023
Debt instrument, face amount					400,000													$ 400,000	[60]
Annual interest rate																		15.00%
Debt Conversion Original Debt Amount 2					$ 50,000
Interest Expense, Debt, Excluding Amortization																		$ 100
Debt instrument, unamortized discount																		348,426
Principal Balance [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		1,661,953
Promissory Notes Payable 958 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 78,432
Debt Conversion, Converted Instrument, Rate																		33.00%
Debt Conversion, Original Debt, Amount																		$ 25,882
Promissory Notes Payable 7010 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Payment Terms												12
Promissory Note Payable 3030 [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment													$ 4,562
Long-term Debt													$ 48,000
Promissory Notes Payable 968 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 7,850
Debt Conversion, Converted Instrument, Rate																		33.00%
Debt Conversion, Original Debt, Amount																		$ 2,590
Promissory Notes Payable 977 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 86,567
Debt Conversion, Converted Instrument, Rate																		33.00%
Debt Conversion Original Debt Amount 2																		$ 28,567
Promissory Note Payable 303022 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 79,104
Debt Conversion, Converted Instrument, Rate																		33.00%
Debt Conversion Original Debt Amount 2																		$ 26,104
Promissory Note Payable 303 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		12,000
Debt Conversion Original Debt Amount 2																		3,000
Promissory Note Payable 304 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		11,000
Debt Conversion Original Debt Amount 2																		2,450
Promissory Note Payable 305 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		5,000
Debt Conversion Original Debt Amount 2																		1,200
Promissory Note Payable 306 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		13,000
Debt Conversion Original Debt Amount 2																		3,850
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		6,000,000
Debt Conversion, Original Debt, Amount																		600,000
Proceeds from Issuance of Debt																		$ 5,400,000
Number of Warrants Issued																		300,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.0164							$ 0.135		$ 0.0164
Class of Warrant Or Right Warrants Term											3 years							3 years
Debt discount																		$ 4,749,005
Interest Expense, Debt, Excluding Amortization																$ 0
Debt instrument, unamortized discount																		0
Interest expenses											$ 2,850,000
Promissory Note Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of Warrants Issued																				150,000,000
Promissory Note Payable [Member] | Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Fair value of warrants																		4,749,005
Promissory Note Payable 307 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		43,500
Debt Conversion Original Debt Amount 2																		8,000
Promissory Note Payable308 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		85,000
Debt Conversion Original Debt Amount 2																		15,000
Promissory Note Payable309 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		62,000
Debt Conversion Original Debt Amount 2																		12,000
Promissory Note Payable 310 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		31,000
Debt Conversion Original Debt Amount 2																		6,000
Promissory Note Payable 311 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		50,000
Debt Conversion Original Debt Amount 2																		10,000
Promissory Note Payable 312 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		42,000
Debt Conversion Original Debt Amount 2																		7,000
Promissory Note Payable 316 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		300,000
Debt Conversion Original Debt Amount 2																		$ 50,000
Promissory Note Payable 319 [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.00165
Class of Warrant Or Right Warrants Term																		3 years
Promissory Note Payable 321 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 300,000
Debt Conversion Original Debt Amount 2																		$ 25,000
Number of Warrants Issued																		230,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.00165
Class of Warrant Or Right Warrants Term																		3 years
Debt discount																		$ 125,814
Promissory Note Payable 322 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		82,500
Debt Conversion Original Debt Amount 2																		$ 7,500
Number of Warrants Issued																		100,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.002
Class of Warrant Or Right Warrants Term																		3 years
Debt discount																		$ 54,545
Promissory Note Payable041 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										400,000
Debt Conversion Original Debt Amount 2										$ 50,000
Interest Expense, Debt, Excluding Amortization																		1,375
Debt instrument, unamortized discount																		348,024
Line of credit facility																		$ 4,000,000

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	In default. Default interest rate 22%
[4]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[5]	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.
[6]	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.
[7]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[8]	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.
[9]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[10]	Original $7,850 note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance. The loan and accrued interest were fully paid in March 2022.
[11]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[12]	Original $86,567 note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance. The loan and accrued interest were fully paid in March 2022.
[13]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three months ended May 31, 2023, the Company recorded amortization expense of $39,904, respectively, with an unamortized discount of $153,611 at May 31, 2023.
[14]	Original $79,104 note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance. The loan and accrued interest were fully paid in March 2022.
[15]	Original $12,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[16]	Original $11,000 note may be pre-payable at any time. The note balance includes an original issue discount of $2,450 at issuance. The loan and accrued interest were fully paid in March 2022.
[17]	Original $5,000 note may be pre-payable at any time. The note balance includes an original issue discount of $1,200 at issuance. The loan and accrued interest were fully paid in March 2022.
[18]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three months ended May 31, 2023, the Company recorded amortization expense of $159,064 respectively, with an unamortized discount of $953,197 at May 31, 2023.
[19]	Original $13,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance. The loan and accrued interest were paid in March 2022.
[20]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For both the years ended February 28, 2023, the Company recorded amortization expense of $0 with an unamortized discount of $0 at February 28, 2023. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[21]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant.. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized.
[22]	Original $43,500 note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[23]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three months ended May 31, 2023, the Company recorded amortization expense of $154,910 respectively, with an unamortized discount of $639,308 at May 31, 2023.
[24]	Original $85,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[25]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the three months ended May 31, 2023 there were repayments of $27,000 on the note.
[26]	Original $62,000 note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[27]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the three months ended May 31, 2023, the Company recorded amortization expense of $86,930 respectively, with an unamortized discount of $1,27,501 at May 31, 2023.
[28]	Original $31,000 note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[29]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $5,287 respectively, with an unamortized discount of $3,739 at May 31, 2023.
[30]	Original $50,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[31]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the three months ended May 31, 2023, the Company recorded amortization expense of $4,557 respectively, with an unamortized discount of $26,312 at May 31, 2023.
[32]	Original $42,000 note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[33]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $12,342 respectively, with an unamortized discount of $15,479 at May 31, 2023.
[34]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The loan and accrued interest were fully paid in March 2022.
[35]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $18,930 respectively, with an unamortized discount of $17,799 at May 31, 2023.
[36]	Original principal of $150,000 and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[37]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $12,290 respectively, with an unamortized discount of $20,620 at May 31, 2023.
[38]	Original $110,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. The loan and accrued interest were fully paid in March 2022.
[39]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows:

October 28, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants and 1 Series F Preferred Share having a relative fair value of $299,399. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,866 respectively, with an unamortized discount of $346,157 at May 31, 2023.

November 9, 2022, $400,000 loan, original issue discount of $50,000 , 61 Series F Preferred Share warrants having a relative fair value of $299,750. For the three months ended May 31, 2023, the Company recorded amortization expense of $$1,838 respectively, with an unamortized discount of $346,600 at May 31, 2023.

November 10, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $302,020. For the three months ended May 31, 2023, the Company recorded amortization expense of $16,678 respectively, with an unamortized discount of $349,214 at May 31, 2023.

November 15, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $299,959. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,881 respectively, with an unamortized discount of $345,914 at May 31, 2023.

January 11, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $299,959. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,925 respectively, with an unamortized discount of $345,265 at May 31, 2023.

February 6, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $299,959. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,836 respectively, with an unamortized discount of $346,590 at May 31, 2023.

April 5, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $296,245. For the three months ended May 31, 2023, the Company recorded amortization expense of $751 respectively, with an unamortized discount of $345,494 at May 31, 2023.

April 20, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $302,219. For the three months ended May 31, 2023, the Company recorded amortization expense of $196 respectively, with an unamortized discount of $352,023 at May 31, 2023.

May 11, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $348,983. For the three months ended May 31, 2023, the Company recorded amortization expense of $0 respectively, with an unamortized discount of $398,983 at May 31, 2023.
[40]	Original principal of $65,000 and interest repayable in 21 monthly instalments of $4,060 commencing February 23, 2021. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[41]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[42]	Original $82,500 note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[43]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[44]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[45]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[46]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[47]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $83,338, with an unamortized discount of $193,515 at February 28, 2023.
[48]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[49]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[50]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $127,897, respectively, with an unamortized discount of $239,336 at February 28, 2023.
[51]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $2,995,719, with an unamortized discount of $1,112,261 at February 28, 2023. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[52]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $455,527, with an unamortized discount of $794,218 at February 28, 2023. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[53]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the year ended February 28, 2023 there was repayments $115,800 on the note.
[54]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $188,002, with an unamortized discount of $1,214,431 at February 28, 2023.
[55]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $10,974, with an unamortized discount of $9,026 at February 28, 2023.
[56]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the year ended February 28, 2023, the Company recorded amortization expense of $8,632, with an unamortized discount of $30,868 at February 28, 2023.
[57]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $22,179 with an unamortized discount of $27,821 at February 28, 2023.
[58]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $38,271 with an unamortized discount of $32,909 at February 28, 2023.
[59]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $17,091 with an unamortized discount of $46,407 at February 28, 2023.
[60]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each trance of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows: